UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES ASIA/PACIFIC DIVIDEND ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.80%

AUSTRALIA — 50.56%
Amcor Ltd./Australia	92,626	$1,092,057
AusNet Services	1,144,289	1,570,567
Australia & New Zealand Banking Group Ltd.	55,574	1,286,130
Bendigo & Adelaide Bank Ltd.	159,802	1,515,270
Commonwealth Bank of Australia	20,840	1,330,946
Harvey Norman Holdings Ltd.	417,484	1,528,021
Mineral Resources Ltd.	120,882	1,842,181
Monadelphous Group Ltd.	114,759	1,631,783
National Australia Bank Ltd.	64,194	1,514,209
Suncorp Group Ltd.	136,129	1,505,748
Sydney Airport	286,293	1,578,734
Tabcorp Holdings Ltd.	448,395	1,877,164
Telstra Corp. Ltd.	467,080	1,388,060
Westpac Banking Corp.	54,698	1,371,271
Woodside Petroleum Ltd.	37,733	1,011,958

		22,044,099
HONG KONG — 27.51%
Giordano International Ltd.[a]	3,102,000	1,586,407
Hang Seng Bank Ltd.	48,100	1,145,084
HK Electric Investments & HK Electric Investments Ltd.[b]	1,726,500	1,595,944
Kerry Properties Ltd.	301,000	1,439,298
New World Development Co. Ltd.	854,000	1,382,307
PCCW Ltd.	2,533,000	1,460,577
Sino Land Co. Ltd.	562,000	1,036,130
Swire Pacific Ltd. Class A	119,000	1,190,540
VTech Holdings Ltd.	83,700	1,157,885

		11,994,172
NEW ZEALAND — 12.34%
Sky Network Television Ltd.	928,636	1,999,995
SKYCITY Entertainment Group Ltd.	456,751	1,402,871
Spark New Zealand Ltd.	744,997	1,979,426

		5,382,292
SINGAPORE — 9.39%
Singapore Post Ltd.	1,051,500	1,036,079
Singapore Telecommunications Ltd.	410,000	1,108,616
StarHub Ltd.	883,882	1,951,130

		4,095,825

TOTAL COMMON STOCKS (Cost: $42,106,088)		43,516,388

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.32%

MONEY MARKET FUNDS — 1.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	571,886	$572,000
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	5,123	5,123

		577,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $577,123)		577,123

TOTAL INVESTMENTS IN SECURITIES — 101.12%
(Cost: $42,683,211)		44,093,511
Other Assets, Less Liabilities — (1.12)%		(489,363)

NET ASSETS — 100.00%		$43,604,148

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (Unaudited) (Continued)

iSHARES ASIA/PACIFIC DIVIDEND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,459,016	—	(887,130)[a]	571,886	$572,000	$13,741	[b]	$(318)	$(186)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,107	—	(1,984)[a]	5,123	5,123	143		—	—

					$577,123	$13,884		$(318)	$(186)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$43,516,388	$—	$—	$43,516,388
Money market funds	577,123	—	—	577,123

Total	$44,093,511	$—	$—	$44,093,511

2

Schedule of Investments (Unaudited)

iSHARES EMERGING MARKETS DIVIDEND ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 95.68%

BRAZIL — 6.89%
AES Tiete Energia SA	666,600	$2,626,871
Banco do Brasil SA	383,800	4,808,786
CCR SA	505,000	2,498,729
Cia. Energetica de Minas Gerais[a]	248,810	586,877
EDP - Energias do Brasil SA	1,131,200	4,897,062
Engie Brasil Energia SA	181,800	2,063,150
Multiplus SA	626,200	6,960,084
Transmissora Alianca de Energia Eletrica SA Units	1,090,800	6,940,312

		31,381,871

CHINA — 15.04%
Agile Group Holdings Ltd.	2,424,000	4,351,234
Agricultural Bank of China Ltd. Class H	7,878,000	4,834,705
ANTA Sports Products Ltd.	606,000	2,920,967
Bank of China Ltd. Class H	7,070,000	4,257,484
China Construction Bank Corp. Class H	4,242,000	4,892,039
China Power International Development Ltd.[b]	17,309,999	4,736,129
Guangzhou R&F Properties Co. Ltd. Class H	5,575,200	15,681,798
Huadian Power International Corp. Ltd. Class Hb	15,756,000	5,982,947
Huaneng Power International Inc. Class H	10,100,000	6,521,169
Industrial & Commercial Bank of China Ltd. Class H	5,454,000	5,160,118
Shenzhen Investment Ltd.	9,292,000	4,158,053
Shougang Fushan Resources Group Ltd.	8,888,000	2,159,088
Zhejiang Expressway Co. Ltd. Class H	2,424,000	2,869,831

		68,525,562

CZECH REPUBLIC — 3.16%
CEZ AS	333,906	8,582,264
Komercni Banka AS	125,846	5,799,283

		14,381,547

GREECE — 2.28%
OPAP SA	770,397	10,365,002

		10,365,002

INDIA — 0.60%
Reliance Industries Ltd. GDR[c]	90,496	2,732,979

		2,732,979

INDONESIA — 1.56%
Bank Pembangunan Daerah Jawa Timur Tbk PT	121,705,000	7,090,406

		7,090,406

MALAYSIA — 4.13%
Berjaya Sports Toto Bhd	6,221,613	3,607,426
British American Tobacco Malaysia Bhd	303,000	2,657,056
Malayan Banking Bhd	2,040,200	5,286,645
Public Bank Bhd	400,400	2,257,916

Security	Shares	Value
Sime Darby Bhd	1,030,200	$808,777
Sime Darby Plantation Bhd[a]	929,200	1,311,167
Sime Darby Property Bhd[a]	929,200	376,663
Telekom Malaysia Bhd[b]	1,575,600	2,486,034

		18,791,684

MEXICO — 1.29%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	3,737,000	5,892,799

		5,892,799

PHILIPPINES — 1.72%
Globe Telecom Inc.	81,810	3,030,000
PLDT Inc.	156,550	4,788,050

		7,818,050

POLAND — 1.29%
Powszechny Zaklad Ubezpieczen SA	429,452	5,894,945

		5,894,945

RUSSIA — 8.98%
MegaFon PJSC GDR[d]	637,310	6,181,907
MMC Norilsk Nickel PJSC	30,906	6,376,058
Mobile TeleSystems PJSC ADR	420,160	5,100,742
PhosAgro PJSC GDR[d]	350,066	5,548,546
Rostelecom PJSC	3,892,540	4,635,109
Severstal PJSC	422,180	6,896,241
Unipro PJSC	137,562,000	6,185,446

		40,924,049

SOUTH AFRICA — 7.28%
Barloworld Ltd.	214,928	3,055,105
Coronation Fund Managers Ltd.	853,248	5,659,696
Foschini Group Ltd. (The)	236,946	3,862,377
MTN Group Ltd.	639,128	7,072,864
RMB Holdings Ltd.	608,626	4,039,139
Tiger Brands Ltd.	51,106	1,984,198
Truworths International Ltd.	534,694	4,413,097
Woolworths Holdings Ltd./South Africa	567,216	3,065,438

		33,151,914

TAIWAN — 25.53%
Asia Cement Corp.	2,424,000	2,499,226
Asustek Computer Inc.	404,000	3,895,078
Casetek Holdings Ltd.	1,212,000	4,470,330
Chunghwa Telecom Co. Ltd.	1,010,000	3,759,929
Far EasTone Telecommunications Co. Ltd.	1,212,000	3,160,419
Farglory Land Development Co. Ltd.	4,444,263	4,902,405
Gigabyte Technology Co. Ltd.	2,828,000	7,054,111
Highwealth Construction Corp.	4,646,500	7,301,631
Huaku Development Co. Ltd.	2,424,000	6,038,064
IEI Integration Corp.	1,616,000	2,248,333
Inventec Corp.	5,252,475	4,289,132

3

Schedule of Investments (Unaudited) (Continued)

iSHARES EMERGING MARKETS DIVIDEND ETF

January 31, 2018

Security	Shares	Value
Lite-On Technology Corp.	2,229,252	$3,273,644
Makalot Industrial Co. Ltd.	1,212,000	5,509,942
MediaTek Inc.	404,000	4,144,585
Merry Electronics Co. Ltd.	842,000	5,286,785
Novatek Microelectronics Corp.	1,212,000	5,094,097
Radiant Opto-Electronics Corp.	2,222,000	5,641,626
Simplo Technology Co. Ltd.	804,600	5,148,579
Synnex Technology International Corp.	2,424,000	3,430,718
Systex Corp.	2,424,000	4,981,819
Taiwan Cement Corp.	1,818,000	2,348,483
Taiwan Mobile Co. Ltd.	1,010,000	3,863,890
TSRC Corp.	1,616,925	1,988,875
U-Ming Marine Transport Corp.	1,616,000	2,142,986
Wan Hai Lines Ltd.	6,464,000	4,125,179
Wistron NeWeb Corp.	827,633	2,464,825
WPG Holdings Ltd.	3,030,000	4,132,456
Yeong Guan Energy Technology Group Co. Ltd.	1,212,000	3,077,250

		116,274,397
THAILAND — 12.05%
Advanced Info Service PCL NVDR	828,200	5,090,310
Charoen Pokphand Foods PCL NVDR	2,888,600	2,176,595
Glow Energy PCL NVDR	2,141,200	5,828,139
Intouch Holdings PCL NVDR	3,030,000	5,562,739
Jasmine International PCL NVDR[b]	16,826,600	4,163,670
Kiatnakin Bank PCL NVDR	3,232,000	8,436,015
Land & Houses PCL NVDR	15,917,600	5,895,407
PTT Global Chemical PCL NVDR	1,313,000	4,035,002
Sansiri PCL NVDR	72,154,466	5,022,246
Siam Cement PCL (The) NVDR	161,600	2,538,544
Thai Oil PCL NVDR	1,878,600	6,148,036

		54,896,703
TURKEY — 2.71%
Eregli Demir ve Celik Fabrikalari TAS	2,130,292	5,650,265
Tofas Turk Otomobil Fabrikasi AS	235,330	2,001,127
Turk Traktor ve Ziraat Makineleri AS	223,412	4,704,790

		12,356,182
UNITED ARAB EMIRATES — 1.17%
Dubai Islamic Bank PJSC	3,220,486	5,348,334

		5,348,334

TOTAL COMMON STOCKS (Cost: $376,804,589)		435,826,424

PREFERRED STOCKS — 3.97%

BRAZIL — 0.81%
Cia. Energetica de Minas Gerais, Preference Shares	1,565,663	3,707,817

		3,707,817

Security	Shares	Value
RUSSIA — 3.16%
Surgutneftegas OJSC, Preference Shares	27,270,000	$14,387,132

		14,387,132

TOTAL PREFERRED STOCKS (Cost: $18,427,446)		18,094,949

RIGHTS — 0.00%

CHINA — 0.00%
Agile Group Holdings Ltd. (Expires 02/01/18)[a]	46,800	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e],[f],[g]	2,525,201	2,525,706
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	344,455	344,455

		2,870,161

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,869,924)		2,870,161

TOTAL INVESTMENTS IN SECURITIES — 100.28% (Cost: $398,101,959)		456,791,534
Other Assets, Less Liabilities — (0.28)%		(1,256,433)

NET ASSETS — 100.00%		$455,535,101

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (Unaudited) (Continued)

iSHARES EMERGING MARKETS DIVIDEND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,333,570	—		(3,808,369)[a]	2,525,201	$2,525,706	$77,328	[b]	$1,747	$(1,854)
BlackRock Cash Funds: Treasury, SL Agency Shares	122,185	222,270	[a]	—	344,455	344,455	5,781		—	—

						$2,870,161	$83,109		$1,747	$(1,854)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts MSCI Emerging Markets E-Mini	9	Mar 2018	$566	$52,652

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common stocks	$435,826,424	$—		$—	$435,826,424
Preferred stocks	18,094,949	—		—	18,094,949
Rights	—	0	[a]	—	0	[a]
Money market funds	2,870,161	—		—	2,870,161

Total	$456,791,534	$0	[a]	$—	$456,791,534

Derivative financial instruments[b]
Assets
Futures contracts	$52,652	$—		$—	$52,652

Total	$52,652	$—		$—	$52,652

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

5

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2018